Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Computation of basic and diluted earnings per share

	Year Ended December 31,
	2011	2010	2009
Numerator
Income from continuing operations	$549,955	$320,462	$102,659
Noncontrolling interests' share in continuing operations	(15,603)	(13,686)	(14,461)

Income from continuing operations applicable to HCP, Inc.	534,352	306,776	88,198
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations	(2,459)	(2,081)	(1,491)

Income from continuing operations applicable to common shares	510,763	283,565	65,577
Discontinued operations	4,539	23,933	43,492

Net income applicable to common shares	$515,302	$307,498	$109,069

Denominator
Basic weighted average common shares	398,446	305,574	274,216
Dilutive stock options and restricted stock	1,772	1,326	415

Diluted weighted average common shares	400,218	306,900	274,631

Basic earnings per common share
Income from continuing operations	$1.28	$0.93	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common stockholders	$1.29	$1.01	$0.40

Diluted earnings per common share
Income from continuing operations	$1.28	$0.92	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common shares	$1.29	$1.00	$0.40